RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2025
Restricted Cash [Abstract]
Schedule of Reconciliation of Cash and Restricted Cash
The following table details a reconciliation of cash and restricted cash within the consolidated balance sheets:

(Expressed in thousands of U.S. Dollars)	December 31, 2025	December 31, 2024

Cash and cash equivalents	$186,183	$155,245
Restricted cash (included within other assets)	18,676	13,001
Total cash, cash equivalents and restricted cash	$204,859	$168,246